Basis of Presentation	3 Months Ended	9 Months Ended
	Dec. 31, 2017	Sep. 30, 2018
Basis of Presentation [Abstract]
BASIS OF PRESENTATION

NOTE 2. FORMATION AND BUSINESS OF THE COMPANY

Basis of Presentation and Organization

Bioxytran, Inc. was incorporated in the state of Delaware on October 5, 2017. As used in these Notes to the Financial Statements, the terms the “Company,” “we,” “us,” “our” and similar terms refer to Bioxytran, Inc.

Bioxytran, Inc. (the “Company”) is an early-stage pharmaceutical company focused on the development, manufacture and commercialization of therapeutic drugs designed to address hypoxia in humans. The Company’s efforts are principally devoted to developing products as alterative solutions to red blood cell transfusions, as well as for use in the treatment of other critical-care conditions. The summary of significant accounting policies presented below is designed to assist in understanding the Company’s financial statements. Such financial statements and accompanying notes are the representations of the Company’s management, who are responsible for their integrity and objectivity. These accounting policies conform to accounting principles generally accepted in the United States of America (“GAAP”) in all material respects, and have been consistently applied in preparing the accompanying financial statements. The Company has not earned any revenue from operations since inception. The Company chose December 31st as its fiscal year end.

NOTE 2 - BASIS OF PRESENTATION

The accompanying unaudited condensed financial statements have been prepared by Bioxytran, Inc. (the “Company”) pursuant to the rules and regulations of the Securities and Exchange Commission. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. generally accepted accounting principles have been condensed or omitted in accordance with such rules and regulations. The information furnished in the interim financial statements includes normal recurring adjustments and reflects all adjustments, which, in the opinion of management, are necessary for a fair presentation of such financial statements. Although management believes the disclosures and information presented are adequate to make the information not misleading, it is suggested that these interim financial statements be read in conjunction with the Company’s audited financial statements for the year ended December 31, 2017. Operating results for the three and nine months ended September 30, 2018 are not necessarily indicative of the results to be expected for the year ending December 31, 2018.